ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - USD ($)		12 Months Ended
	Aug. 25, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Jul. 24, 2019
Shares Issued, Price Per Share		$ 4.00
Proceeds from Issuance of Common Stock		$ 18,769,326
Proceeds from initial public offerings		$ 2,730,674
IPO [Member]
Stock Issued During Period, Shares, New Issues	5,375,000
Shares Issued, Price Per Share	$ 4.00
Proceeds from Issuance of Common Stock	$ 21,500,000
Proceeds from initial public offerings	18,800,000
Proceeds from initial public offerings	$ 2,700,000
Starbox Group [Member]
Equity interest owned, percentage					100.00%
Starbox Berhad [Member]
Equity interest owned, percentage					100.00%